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[logo - American Funds /(R)/]                The right choice for the long term/(R)/

The Tax-Exempt Fund of California/(R)/

CLASS    TICKER   B......  TECBX    F-1....  TECFX
A......  TAFTX    C......  TECCX    F-2....  TEFEX

 SUMMARY
 PROSPECTUS

 November 1, 2009

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/PROSPECTUS. YOU CAN ALSO GET THIS INFORMATION AT NO COST
 BY CALLING 800/421-0180 OR BY SENDING AN E-MAIL REQUEST TO
 PROSPECTUS@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED NOVEMBER 1, 2009, ARE INCORPORATED BY REFERENCE
 INTO THIS SUMMARY PROSPECTUS.

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Investment objectives

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 61 of the prospectus and on page 71 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
                                                       SHARE CLASSES
                                                ------------------------------
                                                                        F-1
                                                  A      B      C     AND F-2
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 Maximum sales charge (load) imposed on         3.75%   none   none     none
 purchases (as a percentage of offering price)
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 Maximum deferred sales charge (load)
 (as a percentage of the amount redeemed)        none  5.00%  1.00%     none
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 Maximum sales charge (load) imposed on          none   none   none     none
 reinvested dividends
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 Redemption or exchange fees                     none   none   none     none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------SHARE CLASSES-----------------

                                  ---A--------B--------C-------F-1-------F-2---

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 Management fees                   0.34%    0.34%    0.34%    0.34%     0.34%
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 Distribution and/or service       0.25     1.00     1.00     0.25      none
 (12b-1) fees
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 Other expenses                    0.04     0.05     0.09     0.12      0.11
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 Total annual fund operating       0.63     1.39     1.43     0.71      0.45
 expenses
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The Tax-Exempt Fund of California / Summary prospectus

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EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
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 A                                $437    $569     $713      $1,132
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 B                                 642     840      961       1,461
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 C                                 246     452      782       1,713
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 F-1                                73     227      395         883
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 F-2                                46     144      252         567
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For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
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 B                                $142    $440     $761      $1,461
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 C                                 146     452      782       1,713
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PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 17%
of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities within the state. Consistent with the fund's objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside
California.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax.

                         The Tax-Exempt Fund of California / Summary prospectus

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund also invests in debt securities rated BB+ or below and Ba1 or below or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds."

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Because the fund invests in securities of issuers within the state of
California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio

The Tax-Exempt Fund of California / Summary prospectus


generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call"
or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart on page 5 shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                         The Tax-Exempt Fund of California / Summary prospectus
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CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  -1.97%
2000  11.29
2001   3.83
2002   8.13
2003   4.83
2004   4.62
2005   3.82
2006   4.90
2007   0.35
2008 -12.05

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   4.85%  (quarter ended September 30, 2002)
LOWEST                   -7.29%  (quarter ended December 31, 2008)

The fund's total return for the nine months ended September 30, 2009, was
22.31%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR   5 YEARS  10 YEARS   LIFETIME
--------------------------------------------------------------------------------------

 A - Before taxes              10/28/86         -15.34%  -0.65%    2.20%      4.88%
 - After taxes on                               -15.34   -0.65     2.17        N/A
 distributions
 - After taxes on distributions and sale of      -8.56    0.12     2.52        N/A
 fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR   5 YEARS   LIFETIME
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 B                               3/15/00      -16.92%  -0.96%     2.33%
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 C                               3/19/01      -13.59   -0.70      1.12
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 F-1                             3/20/01      -12.11    0.02      1.86
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 INDEXES/1/ (before taxes)            1 YEAR   5 YEARS  10 YEARS   LIFETIME/2/
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 Barclays Capital Municipal            -4.16%   2.62%    4.08%         N/A
California Index
 Barclays Capital Municipal Bond       -2.47    2.71     4.26         6.21%
Index
 Lipper California Municipal Debt     -11.53    0.35     2.48         5.29
Funds Average
 Class A annualized 30-day yield at August 31, 2009: 4.06%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 Barclays Capital Municipal California Index and Barclays Capital Municipal
 Bond Index (formerly Lehman Brothers Municipal Bond Index) reflect certain market sectors in which the fund may invest. The fund has selected Barclays
 Capital Municipal California Index to replace the Barclays Capital Municipal
 Bond Index as its broad-based securities market index. The fund's investment adviser believes the Barclays Capital Municipal California Index better reflects the market sectors and securities in which the fund primarily invests.
 Lipper California Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's primary objective. See the fund's prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

The Tax-Exempt Fund of California / Summary prospectus


After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
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 NEIL L. LANGBERG             23 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
 EDWARD B. NAHMIAS            11 years         Senior Vice President - Fixed
 Vice President                                Income, Capital Research Company
 KARL J. ZEILE                 6 years         Senior Vice President - Fixed
                                               Income, Capital Research and
                                               Management Company

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
--------------------------------------------------------

 TO ESTABLISH AN ACCOUNT                         $1,000
 TO ADD TO AN ACCOUNT                                50

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN
46206-6007; telephoning (800/421-0180); faxing (317/735-6636) American Funds
Service Company; or accessing our website (americanfunds.com).

                         The Tax-Exempt Fund of California / Summary prospectus

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to the federal alternative minimum tax, interest on certain bonds may be subject to the federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                          Investment Company File No. 811-04694
                                     MFGEIP-920-1109P Litho in USA CGD/RRD/8020
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THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust